Expense Example	Apr. 30, 2026 USD ($)
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Advisor Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 723
Expense Example, with Redemption, 3 Years	1,123
Expense Example, with Redemption, 5 Years	1,547
Expense Example, with Redemption, 10 Years	2,724
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	331
Expense Example, with Redemption, 3 Years	744
Expense Example, with Redemption, 5 Years	1,288
Expense Example, with Redemption, 10 Years	2,771
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	1,899
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	893
Expense Example, with Redemption, 10 Years	1,969
No Load Class Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,976
No Load Class Prospectus | Kinetics Global Fund | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,112
No Load Class Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,954
No Load Class Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	886
Expense Example, with Redemption, 10 Years	1,964
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Kinetics Multi-Disciplinary Income Fund, No Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	4,448
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,959
Advisor A & C Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Advisor Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	759	[1]
Expense Example, with Redemption, 3 Years	1,143	[1]
Expense Example, with Redemption, 5 Years	1,552	[1]
Expense Example, with Redemption, 10 Years	2,689	[1]
Advisor A & C Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	348	[1]
Expense Example, with Redemption, 3 Years	755	[1]
Expense Example, with Redemption, 5 Years	1,291	[1]
Expense Example, with Redemption, 10 Years	2,756	[1]
Advisor A & C Prospectus | Kinetics Global Fund | Kinetics Global Fund, Advisor Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	732
Expense Example, with Redemption, 3 Years	1,149
Expense Example, with Redemption, 5 Years	1,591
Expense Example, with Redemption, 10 Years	2,814
Advisor A & C Prospectus | Kinetics Global Fund | Kinetics Global Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	761
Expense Example, with Redemption, 5 Years	1,331
Expense Example, with Redemption, 10 Years	2,882
Advisor A & C Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Advisor Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	756
Expense Example, with Redemption, 3 Years	1,135
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	2,659
Advisor A & C Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	1,275
Expense Example, with Redemption, 10 Years	2,726
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Advisor Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	756	[2]
Expense Example, with Redemption, 3 Years	1,137	[2]
Expense Example, with Redemption, 5 Years	1,542	[2]
Expense Example, with Redemption, 10 Years	2,669	[2]
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345	[2]
Expense Example, with Redemption, 3 Years	748	[2]
Expense Example, with Redemption, 5 Years	1,280	[2]
Expense Example, with Redemption, 10 Years	2,736	[2]
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Advisor Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	733
Expense Example, with Redemption, 3 Years	1,121
Expense Example, with Redemption, 5 Years	1,533
Expense Example, with Redemption, 10 Years	2,678
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Advisor Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	731
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,745
Institutional Class Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	867
Expense Example, with Redemption, 10 Years	1,909
Institutional Class Prospectus | Kinetics Global Fund | Kinetics Global Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	909
Expense Example, with Redemption, 10 Years	2,046
Institutional Class Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,877
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,887
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	$ 1,897

[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio. The fees and expenses of the Internet Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Internet Portfolio.
[2]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio. The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio. The fees and expenses of the Small Cap Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Small Cap Portfolio.